Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events

18. SUBSEQUENT EVENTS

The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2017 through the date these consolidated financial statements were issued. The Company concluded that no subsequent events have occurred that require disclosure.